Equity-Based Compensation - Restricted Award Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Restricted Share Plan [Member] Restricted Unvested Common Stock [Member]	Dec. 31, 2012 Restricted Share Plan [Member] Restricted Unvested Common Stock [Member]	Dec. 31, 2011 Restricted Share Plan [Member] Restricted Unvested Common Stock [Member]	Dec. 31, 2010 Restricted Share Plan [Member] Restricted Unvested Common Stock [Member]	Dec. 31, 2013 Director Stock Plan [Member] Restricted Unvested Common Stock [Member]	Dec. 31, 2012 Director Stock Plan [Member] Restricted Unvested Common Stock [Member]	Dec. 31, 2011 Director Stock Plan [Member] Restricted Unvested Common Stock [Member]	Dec. 31, 2010 Director Stock Plan [Member] Restricted Unvested Common Stock [Member]	Dec. 31, 2013 Director Stock Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 ARC Properties Advisors, LLC [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 ARC Properties Advisors, LLC [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2010 ARC Properties Advisors, LLC [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 ARC Properties Advisors, LLC [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 ARC Properties Advisors, LLC [Member] Director Stock Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 ARC Properties Advisors, LLC [Member] Director Stock Plan [Member] Restricted Stock [Member]	Dec. 31, 2010 ARC Properties Advisors, LLC [Member] Director Stock Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 ARC Properties Advisors, LLC [Member] Director Stock Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 ARCT IV [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 ARCT IV [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 Manager [Member] ARC Properties Advisors, LLC [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 Manager [Member] ARC Properties Advisors, LLC [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2010 Manager [Member] ARC Properties Advisors, LLC [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 Business Combination, Acquisition Related Costs [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 Business Combination, Acquisition Related Costs [Member] Restricted Share Plan [Member] Restricted Stock [Member]	Dec. 31, 2013 Business Combination, Acquisition Related Costs [Member] ARCT IV [Member] Restricted Share Plan [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance				186,403	153,450	0		27,930	14,700	0				259,909	0			30,300	0
Granted				932,527	93,683	167,400		18,000	23,250	14,700								18,000	23,250	14,700		5,333	2,667	932,527	93,683	167,400
Equity based compensation	$ 43,565	$ 1,230	$ 225																			$ 200					$ 0	$ 0	$ 100
Vested				(186,403)	(59,556)	(13,950)		(30,930)	(2,370)	0
Forfeited				(1,085)	(1,174)			0	(7,650)					(1,085)	(1,174)			0	(7,650)
Ending balance				931,442	186,403	153,450		15,000	27,930	14,700				1,191,351	167,400	0		48,300	14,700	0
Weighted-Average Issue Price, Outstanding				$ 13.82	$ 11.62	$ 12.50	$ 0.00	$ 14.45	$ 10.58	$ 11.50	$ 0.00			$ 13.39	$ 12.50	$ 0.00	$ 11.84	$ 12.13	$ 11.50	$ 0.00	$ 10.68
Weighted-Average Issue Price, Granted				$ 13.82	$ 10.65	$ 12.50		$ 14.58	$ 10.45	$ 11.50				$ 13.82	$ 10.65	$ 12.50		$ 14.58	$ 10.45	$ 11.50
Weighted-Average Issue Price, Vested				$ 11.62	$ 12.42	$ 12.50		$ 11.03	$ 11.88	$ 0.00
Weighted-Average Issue Price, Forfeited				$ 12.85	$ 10.65			$ 0.00	$ 11.54					$ 12.85	$ 10.65			$ 0.00	$ 11.54
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Automatic Grant													3,000									1,333
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												5 years										5 years
Share-based Compensation Arrangement by Share-based Payment Award, Periodic Vesting Percentage												20.00%										20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																						$ 22.50